Commitments and Contingencies (Tables)	3 Months Ended
Mar. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
The future aggregate minimum lease payments under non-cancellable operating leases as of March 31, 2013 are as follows:

Amount
(in thousands)
Remainder of 2013	$4,273
2014	$6,813
2015	$5,605
2016	$5,525
2017	$5,214
Thereafter	$6,996